Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Rollforward of Carrying Amount of Convertible Redeemable Preferred Shares

The following table summarized the roll forward of the carrying amount of the convertible redeemable preferred shares for the years ended December 31, 2018, 2019 and 2020:

	Series B	Series B+	Series C	Series D	Series E	Series F	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
January 1, 2018	322,238	503,116	488,780	928,472	-	-	2,242,606
Issuance	-	-	-	-	1,588,067	-	1,588,067
Accretion	(32,313)	(50,491)	(44,257)	139,272	232,160	-	244,371
December 31, 2018	289,925	452,625	444,523	1,067,744	1,820,227	-	4,075,044
Issuance	-	-	-	-	-	-	-
Accretion	40,892	63,844	60,198	160,161	275,440	-	600,535
December 31, 2019	330,817	516,469	504,721	1,227,905	2,095,667	-	4,675,579
Issuance	-	-	-	-	-	849,528	849,528
Accretion	559,428	873,734	804,702	170,197	292,699	137,231	2,837,991
Conversion	(890,245)	(1,390,203)	(1,309,423)	(1,398,102)	(2,388,366)	(986,759)	(8,363,098)
December 31, 2020	-	-	-	-	-	-	-

As of December 31, 2020, a summary of convertible redeemable preferred shares is as follows:

Series	Average Issue Price Per Share	Issue Date	Shares Issued	Shares outstanding as of January 1, 2019 and 2020	Issuance of convertible redeemable preferred shares	Conversion of the convertible redeemable preferred shares upon the IPO	Shares outstanding as of December 31, 2020	Proceeds from issuance, net of issuance cost	Carrying Amount as of December 31, 2020
	US$							RMB	RMB
B	0.1738	06/06/2013	34,815,112	34,544,762	-	(34,544,762)	-	37,122	-
B+	0.1849	09/06/2013	54,083,288	54,083,288	-	(54,083,288)	-	61,202	-
C	0.3586	04/12/2014	50,195,203	50,195,203	-	(50,195,203)	-	111,800	-
D	1.9923	03/09/2015	50,193,243	50,193,243	-	(50,193,243)	-	626,350	-
E	3.1716	01/12/2018	78,824,567	78,824,567	-	(78,824,567)	-	1,588,067	-
F	3.6159	06/26/2020	33,186,759	-	33,186,759	(33,186,759)	-	849,528	-
			301,298,172	267,841,063	33,186,759	(301,027,822)	-	3,274,069	-